RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2016
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$10,666,816	$(66,671)	$279,798

Operating limited partnership rents received in advance	33,570	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,941,869)	(62,628)	19,976

Other	21,948,565	952	1,171,340

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(11,617,242)	(109,408)	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(4,565,374)	(40,532)	(35,256)

Impairment loss not recognized for tax purposes	1,464,002	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,613,704)	(4,798)	(390,000)

Income (loss) for tax return purposes, December 31, 2015	$(1,625,236)	$(283,085)	$1,045,858

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$178,017	$168,719	$27,462

Operating limited partnership rents received in advance	-	-	358

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	9,937	(154,401)	-

Other	634,033	573,118	157,886

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(57,309)	(372,667)	(146,078)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(11,278)	(74,999)	(39,106)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(222,930)	12,654	51,324

Income (loss) for tax return purposes, December 31, 2015	$530,470	$152,424	$51,846

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$(33,376)	$(66,471)	$(152,027)

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	-	-

Other	50,851	1,509,253	106,892

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(70,287)	(461,073)	(226,075)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(65,924)	(123,216)	(253,680)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(14,657)	(95,955)	(20,623)

Income (loss) for tax return purposes, December 31, 2015	$(133,393)	$762,538	$(545,513)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$1,295,112	$355,117	$191,558

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(236,133)	(261,540)

Other	751,162	1,907,192	(733,450)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(533,920)	(442,926)	(174,671)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(67,191)	(128,069)	(91,676)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,394,145)	(380,363)	2,962

Income (loss) for tax return purposes, December 31, 2015	$51,018	$1,074,818	$(1,066,817)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$1,144,794	$615,369	$1,023,616

Operating limited partnership rents received in advance	-	10,480	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,902,513)	85,502	19,848

Other	5,881,305	2,948,629	358,642

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(551,230)	(513,975)	(250,938)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(136,785)	(201,736)	(124,116)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,294,196)	(878,598)	(1,094,625)

Income (loss) for tax return purposes, December 31, 2015	$2,141,375	$2,065,671	$(67,573)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$316,271	$1,374,252	$444,498

Operating limited partnership rents received in advance	-	388	530

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(474,323)	88,845	101,759

Other	3,365,399	(981,206)	389,350

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(360,810)	(403,942)	(381,014)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(126,064)	(131,468)	(110,314)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(333,873)	(1,587,306)	(659,104)

Income (loss) for tax return purposes, December 31, 2015	$2,386,600	$(1,640,437)	$(214,295)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(161,074)	$(91,569)	$49,450

Operating limited partnership rents received in advance	1,620	7,881	7,879

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	157,320	139,400	93,229

Other	1,915,796	178,787	(1,089,112)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(973,078)	(401,471)	(283,760)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(159,522)	(354,740)	(255,315)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(80,976)	(178,037)	(266,500)

Income (loss) for tax return purposes, December 31, 2015	$700,086	$(699,749)	$(1,744,129)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$584,797	$302,913	$3,133,162

Operating limited partnership rents received in advance	255	-	1,603

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	193,581	228,916	42,892

Other	689,192	617,780	268,792

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(485,428)	(652,535)	(820,041)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(211,853)	(250,072)	(226,546)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,904,213)	(631,463)	(3,303,390)

Income (loss) for tax return purposes, December 31, 2015	$(1,133,669)	$(384,461)	$(903,528)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$2,323,909	$(323,040)	$(1,050,682)

Operating limited partnership rents received in advance	718	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	206,108	254,628	283,200

Other	679,343	69,815	195,977

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(980,275)	(612,970)	(674,036)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(185,336)	(455,768)	(236,814)

Impairment loss not recognized for tax purposes	-	-	661,498

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,689,401)	(8,597)	(136,780)

Income (loss) for tax return purposes, December 31, 2015	$(644,934)	$(1,075,932)	$(957,637)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2016 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(1,197,088)

Operating limited partnership rents received in advance	1,858

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	224,528

Other	330,847

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(677,325)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(467,998)

Impairment loss not recognized for tax purposes	802,504

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(110,114)

Income (loss) for tax return purposes, December 31, 2015	$(1,092,788)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$5,420,641	$88,834	$(46,655)

Operating limited partnership rents received in advance	10,037	-	68

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	1,957,719	16,576	57,300

Other	10,047,309	1,794,570	34,967

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(13,543,112)	(71,803)	(28,188)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(5,944,658)	(42,143)	(177,003)

Impairment loss not recognized for tax purposes	2,593,629	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,332,242)	(510,585)	(1,125)

Income (loss) for tax return purposes, December 31, 2014	$(16,790,677)	$1,275,449	$(160,636)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$100,765	$430,054	$191,861

Operating limited partnership rents received in advance	-	-	(782)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(82,281)	(343,237)	-

Other	818,041	1,538,015	387,925

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(209,033)	(91,241)	(175,016)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(57,628)	(179,565)	(35,225)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(171,862)	(485,931)	(283,609)

Income (loss) for tax return purposes, December 31, 2014	$398,002	$868,095	$85,154

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$1,261,858	$557,776	$49,734

Operating limited partnership rents received in advance	-	-	9,626

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	-	(44,238)

Other	87,932	(125,676)	753,365

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(51,562)	(600,059)	(259,374)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(75,791)	(225,709)	(114,847)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,310,427)	(660,287)	(1,610,120)

Income (loss) for tax return purposes, December 31, 2014	$(87,990)	$(1,053,955)	$(1,215,854)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$6,008,855	$44,840	$(935)

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(706,182)	230,779	143,019

Other	(2,404,086)	3,736,436	32,998

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(540,340)	(594,731)	(378,697)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(81,811)	(244,689)	(194,560)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,733,186)	(361,790)	(131,309)

Income (loss) for tax return purposes, December 31, 2014	$(4,456,750)	$2,810,845	$(529,484)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$2,566,425	$(149,466)	$(32,528)

Operating limited partnership rents received in advance	3,903	9,964	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(310,268)	194,588	118,662

Other	(998,553)	(201,893)	(160,568)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(621,755)	(1,317,109)	(326,229)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(377,130)	(208,093)	(126,770)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(2,867,783)	(117,871)	(123,520)

Income (loss) for tax return purposes, December 31, 2014	$(2,605,161)	$(1,789,880)	$(650,953)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$359,261	$(196,280)	$(100,022)

Operating limited partnership rents received in advance	-	1,011	(18,119)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	176,928	148,216	82,426

Other	(1,485,680)	143,386	143,779

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(402,243)	(579,167)	(567,327)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(164,441)	(311,392)	(131,187)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(621,860)	(13,707)	(117,050)

Income (loss) for tax return purposes, December 31, 2014	$(2,138,035)	$(807,933)	$(707,500)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(157,664)	$(120,423)	$(112,061)

Operating limited partnership rents received in advance	5,911	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	196,940	164,400	134,085

Other	564,376	299,285	292,863

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,274,223)	(403,406)	(503,080)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(173,483)	(394,067)	(309,689)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(119,302)	(82,415)	(86,424)

Income (loss) for tax return purposes, December 31, 2014	$(957,445)	$(536,626)	$(584,306)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(209,771)	$(246,035)	$(56,734)

Operating limited partnership rents received in advance	1,970	-	94

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	237,564	248,290

Other	346,713	564,224	813,094

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(795,406)	(556,039)	(896,588)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(203,812)	(302,876)	(285,271)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(111,529)	(97,417)	(252,110)

Income (loss) for tax return purposes, December 31, 2014	$(771,819)	$(400,579)	$(429,225)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(634,723)	$(359,371)	$(1,442,530)

Operating limited partnership rents received in advance	194	1,663	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	254,628	283,200

Other	1,366,368	112,456	1,456,407

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(666,281)	(645,418)	(673,720)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(338,918)	(487,779)	(247,030)

Impairment loss not recognized for tax purposes	268,187	-	918,818

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(90,385)	(26,918)	(277,021)

Income (loss) for tax return purposes, December 31, 2014	$211,222	$(1,150,739)	$18,124

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2015 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(2,374,424)

Operating limited partnership rents received in advance	(5,466)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	136,565

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(315,077)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(453,749)

Impairment loss not recognized for tax purposes	1,406,624

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(66,699)

Income (loss) for tax return purposes, December 31, 2014	$(1,422,698)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2015	$42,328,796	$(1,403,428)	$(930,445)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	72,745,706	988,006	307,183

Impairment loss in investment in operating limited partnerships	(161,650,983)	(409,509)	(38,116)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2016	(447,007)	(62,488)	(15,685)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	46,045,221	316,802	677,063

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2015	$(1,342,882)	$1,555,007	$(1,072,670)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	866,909	1,241,388	2,084,698

Impairment loss in investment in operating limited partnerships	(325,787)	(4,061,633)	(1,151,381)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2016	(7,927)	(7,292)	(841)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	586,150	1,272,530	140,194

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2015	$(155,992)	$(4,443,416)	$(2,029,960)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	343,851	4,331,079	1,587,855

Impairment loss in investment in operating limited partnerships	(1,359,466)	(1,822,975)	(4,036,605)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	(31,239)	(45,732)	(195,417)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,202,846	1,981,044	4,674,127

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2015	$(1,206,640)	$223,088	$(814,327)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,842,764	2,951,824	1,907,676

Impairment loss in investment in operating limited partnerships	(2,158,606)	(5,444,545)	(2,194,151)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	(33,990)	(39,537)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	556,472	2,309,170	1,100,802

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2015	$(1,472,464)	$6,009,792	$2,809,764

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,016,452	4,963,274	1,578,487

Impairment loss in investment in operating limited partnerships	(6,454,920)	(13,361,331)	(6,467,715)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2016	(6,859)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,917,791	2,204,152	2,079,464

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2015	$3,684,015	$1,050,380	$2,972,631

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,642,674	3,423,568	2,019,997

Impairment loss in investment in operating limited partnerships	(6,843,156)	(5,230,309)	(6,862,772)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,516,467	756,361	1,870,144

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2015	$1,963,079	$5,210,561	$2,593,091

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,434,593	4,229,837	3,894,615

Impairment loss in investment in operating limited partnerships	(7,809,397)	(10,253,381)	(4,561,508)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(1,588,275)	812,983	(1,926,198)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2015	$4,806,539	$(305,488)	$1,160,438

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,222,136	3,234,895	3,747,535

Impairment loss in investment in operating limited partnerships	(9,078,021)	(6,847,483)	(7,195,970)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,049,346	3,918,076	2,287,997

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2015	$4,937,763	$(644,029)	$11,346,861

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,960,406	4,381,035	1,542,238

Impairment loss in investment in operating limited partnerships	(10,917,292)	(6,523,727)	(16,411,048)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2016	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,019,123	2,786,721	3,521,949

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2016 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2015	$7,827,528

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,000,731

Impairment loss in investment in operating limited partnerships	(13,830,179)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2016	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	5,001,920

Investments in operating limited partnerships - as reported	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2014	$55,728,106	$(1,258,685)	$(1,905,152)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	77,225,748	878,598	2,591,698

Impairment loss in investment in operating limited partnerships	(188,464,989)	(409,509)	(118,301)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2015	(755,788)	(62,488)	(221,074)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	57,087,374	281,467	(347,171)

Investments in operating limited partnerships - as reported	$1,798,718	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2014	$(1,832,001)	$1,497,353	$(821,383)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,689,653	1,281,140	1,941,970

Impairment loss in investment in operating limited partnerships	(1,289,080)	(5,298,843)	(1,151,381)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2015	(15,621)	(10,974)	(841)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,223,512	2,531,324	31,635

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2014	$(60,435)	$(5,205,435)	$(1,656,389)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	273,564	4,399,020	1,526,506

Impairment loss in investment in operating limited partnerships	(1,345,945)	(1,883,225)	(4,004,265)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	(31,239)	(57,289)	(195,417)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,164,055	2,746,929	4,329,565

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2014	$318,909	$(914,109)	$526,482

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,269,083	4,695,617	2,524,000

Impairment loss in investment in operating limited partnerships	(4,790,458)	(5,661,234)	(4,610,342)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	(64,727)	(39,537)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,267,193	1,919,263	1,559,860

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2014	$(2,844,166)	$4,667,100	$3,976,255

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,913,882	7,152,320	2,003,965

Impairment loss in investment in operating limited partnerships	(9,196,909)	(13,359,327)	(7,924,274)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2015	(56,581)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	8,183,774	1,355,794	1,944,054

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2014	$1,329,494	$3,492,380	$3,631,292

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,231,532	3,920,392	2,224,599

Impairment loss in investment in operating limited partnerships	(8,069,371)	(9,244,266)	(7,264,883)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	4,508,345	1,831,494	1,408,992

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2014	$1,183,098	$5,783,115	$4,215,944

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	6,493,889	4,030,703	4,373,718

Impairment loss in investment in operating limited partnerships	(7,792,558)	(10,557,104)	(7,444,160)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	115,571	743,286	(1,145,502)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2014	$6,586,470	$455,172	$5,161,301

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,158,206	2,647,711	2,985,744

Impairment loss in investment in operating limited partnerships	(10,641,244)	(7,024,673)	(10,714,201)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,896,568	3,921,790	2,567,156

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2014	$7,950,660	$366,227	$12,261,848

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,046,309	3,768,065	868,202

Impairment loss in investment in operating limited partnerships	(13,508,694)	(6,482,162)	(15,650,905)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2015	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,511,725	2,347,870	3,358,960

Investments in operating limited partnerships - as reported	$-	$-	$838,105

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2015 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2014	$8,822,761

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	335,662

Impairment loss in investment in operating limited partnerships	(13,027,675)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2015	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,829,865

Investments in operating limited partnerships - as reported	$960,613